                                             UAM Funds
                                             Funds for the Informed Investor(SM)

Chicago Asset Management Company Portfolios
Semi-Annual Report                                              October 31, 2000



                                                                   [LOGO OF UAM]

UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                        COMPANY PORTFOLIOS
                                                        OCTOBER 31, 2000
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter ......................................................   1

Portfolios of Investments

      Value/Contrarian Portfolio ..........................................   5

      Intermediate Bond Portfolio .........................................   8

Statements of Assets and Liabilities ......................................  12

Statements of Operations ..................................................  13

Statements of Changes in Net Assets

      Value/Contrarian Portfolio ..........................................  14

      Intermediate Bond Portfolio .........................................  15

Financial Highlights

      Value/Contrarian Portfolio ..........................................  16

      Intermediate Bond Portfolio .........................................  17

Notes to Financial Statements .............................................  18
--------------------------------------------------------------------------------

UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                        COMPANY PORTFOLIOS
--------------------------------------------------------------------------------

October 31, 2000

Dear Shareholders:

October 31, 2000 is the semi-annual reporting period for the Chicago Asset Management Value/Contrarian Portfolio for equity investors and the Intermediate Bond Portfolio for our fixed income clients. This letter will review the investment environment for the last six months, the strategies and the returns for the Portfolios. We would like to take this opportunity to thank you for your continued confidence in Chicago Asset Management.

Chicago Asset Management Value/Contrarian Portfolio

The investment environment during the quarter and six months ended October 31, 2000 was characterized by ongoing significant market volatility and a notable rotation away from Growth and returning to Value. This has been occurring for some quarters now, and it has really come full force in this past six months. In essence, we believe it's a market returning to normal following the exceptional distortions which have been experienced over the past few years. These distortions have substantially overvalued, on a temporary basis, a narrow group of securities representing some of the more speculative Growth companies. In contrast, many fine companies became undervalued. With this market rotation toward normal value, the rate of return, net of fees, for the Fund for the six months ended October 31st was -0.44% in comparison to the S&P 500 Composite Index of -1.03%.

Of note here is the exceptional turn in the direction of market preference for security type. Specifically, the move away from Growth and in favor of Value/Contrarian issues is represented when the two quarters of the six months are compared. In the July quarter, the Fund showed a return of -6.7% in comparison to the S&P 500 Composite Index of -1.2%. In the October quarter, the Fund showed a return of +6.7% in comparison to a return of +0.2% for the S&P 500 Composite Index. We view this reversal as significant and potentially decisive.

We have always maintained that purity of style and adherence to discipline within the Value/Contrarian approach was mandatory in order to benefit from the seemingly inevitable rotation of the equity market to more normal relative valuations. Now this process seems to be at hand, and the portfolio of Value/Contrarian securities is significantly benefiting the Fund in comparison to popular market indices.

During this market rotation, we have continued to take advantage of our ongoing discipline of active rebalancing. Securities which benefited the most, and appreciated sharply, were sold in part or in total. The proceeds were reinvested into issues which had not fully participated in this rotation, and which we believe hold potential to outperform in the foreseeable future. In summary, the long overdue market normalizing moves are now occurring and the Fund is reaping the benefit.

UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                        COMPANY PORTFOLIOS
--------------------------------------------------------------------------------

Chicago Asset Management Intermediate Bond Portfolio

The six-month period ended October 31, 2000 was a favorable period for investors in high quality fixed income portfolios.

As the period began, the market was focused on rapid economic expansion, fears of inflation, and further Fed tightening. Indeed, on May 16th the Federal Open Market Committee ("FOMC") did increase the Fed Funds rate for the sixth time in the last year. This time it was the unusually aggressive rate boost of 50 basis points, bringing the Fed Funds rate to 5.9375%.

Shortly afterward, economic reports started coming in which showed that higher borrowing costs were starting to affect key sectors of the economy such as housing, manufacturing, and employment. Even retail sales showed a surprising decline of 2/10% in the May report. Payroll employment came in much lower than expected in May and June.

Therefore, in June interest rates on Treasury securities began to modestly decline. There was a shift in market psychology from continued Fed tightening to a belief that the Fed was either done or almost done for the year. Market participants were again willing to add to their fixed income holdings. This trend which began in June was reinforced in July when the FOMC voted to leave the Fed Funds rate unchanged at 7.125%. Another factor giving the market a psychological boost were the Congressional Budget Office's updated projections on the Federal Budget surplus. They revised up their estimated surplus for the fiscal year ending September 30, 2000, to $232 billion from $179 billion. The surplus for the next ten years is anticipated to go from $3.19 trillion to $4.56 trillion, a 43% jump. The Treasury may be buying back outstanding debt at a much faster pace than previously anticipated.

Inflation has remained under control and, most importantly, productivity has been excellent. While there have been mixed data on the economy, the U.S. expansion remains on track. Our economy is resilient.

During this period, we significantly increased the portfolio's exposure to the U.S. Treasury market.

For the six months, the Portfolio returned 4.82%, net of fees, versus the Lehman Intermediate Government/Credit Index return of 5.34%.

The Portfolio had the following characteristics relative to the Lehman Intermediate Government/Credit Index as of October 31, 2000:

                                                Portfolio         Index
                                                ---------         -----
     Average Duration .....................    3.46 Years      3.45 Years
     Average Maturity .....................    4.67 Years      4.42 Years

UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                        COMPANY PORTFOLIOS
--------------------------------------------------------------------------------

Chicago Asset Management Company

The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. If the advisor didn't have temporary fee waivers and didn't assume expenses on behalf of the Portfolios, total returns would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

There are no assurances that a portfolio will meet its stated objectives.

A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                        COMPANY PORTFOLIOS
--------------------------------------------------------------------------------

                        Definition of Comparative Indices
                        ---------------------------------

Lehman Intermediate Government/Credit Index is an unmanaged index of bonds with intermediate-term durations, including U.S. treasury bonds and bonds issued by U.S. government agencies and quasi-federal corporation, and corporate debt guaranteed by the U.S. government.

S&P 500 Composite Index is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                           CHICAGO ASSET MANAGEMENT
                                                    VALUE/CONTRARIAN PORTFOLIO
                                                    OCTOBER 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 98.9%

                                                      Shares            Value
                                                     --------         ----------
AEROSPACE & DEFENSE -- 4.6%
   Raytheon, Cl A ........................             92,856         $2,971,392
                                                                      ----------
AUTOMOTIVE -- 5.4%
   DaimlerChrysler .......................             30,153          1,384,023
   General Motors ........................             33,525          2,082,740
                                                                      ----------
                                                                       3,466,763
                                                                      ----------
BANKS -- 14.1%
   Bank of America .......................             44,633          2,145,173
   Bank One ..............................             70,682          2,579,893
   First Union ...........................             67,900          2,058,219
   Wells Fargo ...........................             49,600          2,297,100
                                                                      ----------
                                                                       9,080,385
                                                                      ----------
BEAUTY PRODUCTS -- 2.9%
   Procter & Gamble ......................             25,900          1,850,231
                                                                      ----------
CHEMICALS -- 3.6%
   Dow Chemical ..........................             75,950          2,325,969
                                                                      ----------
COMMUNICATIONS EQUIPMENT -- 3.7%
   Motorola ..............................             96,000          2,394,000
                                                                      ----------
COMPUTERS & SERVICES -- 3.3%
   IBM ...................................             21,600          2,127,600
                                                                      ----------
CONSUMER DURABLES -- 3.2%
   Goodyear Tire & Rubber ................            112,675          2,084,487
                                                                      ----------
CONTAINERS & PACKAGING -- 2.1%
   Crown Cork & Seal .....................            148,800          1,357,800
                                                                      ----------
FINANCIAL SERVICES -- 2.3%
   Deluxe ................................             64,675          1,459,230
                                                                      ----------
FOOD, BEVERAGE & TOBACCO -- 3.8%
   H.J. Heinz ............................             57,700          2,419,794
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           CHICAGO ASSET MANAGEMENT
                                                    VALUE/CONTRARIAN PORTFOLIO
                                                    OCTOBER 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                       Shares           Value
                                                     ----------       ----------
INSURANCE -- 8.0%
   Aetna .....................................         37,300         $2,156,406
   Allstate ..................................         74,700          3,006,675
                                                                      ----------
                                                                       5,163,081
                                                                      ----------
MEDICAL PRODUCTS & SERVICES -- 3.9%
   Becton Dickinson ..........................         75,700          2,535,950
                                                                      ----------
MINING -- 1.9%
   Newmont Mining ............................         90,700          1,230,119
                                                                      ----------
PAPER & PAPER PRODUCTS -- 6.5%
   International Paper .......................         46,025          1,685,666
   Weyerhaeuser ..............................         53,075          2,491,208
                                                                      ----------
                                                                       4,176,874
                                                                      ----------
PETROLEUM REFINING -- 6.8%
   Conoco ....................................         86,700          2,357,156
   Sunoco ....................................         67,300          2,014,794
                                                                      ----------
                                                                       4,371,950
                                                                      ----------
PHARMACEUTICALS -- 6.4%
   Abbott Laboratories .......................         45,900          2,424,094
   Pharmacia .................................         30,842          1,696,310
                                                                      ----------
                                                                       4,120,404
                                                                      ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 5.1%
   Eastman Kodak .............................         48,700          2,185,412
   Xerox .....................................        128,100          1,080,844
                                                                      ----------
                                                                       3,266,256
                                                                      ----------
RETAIL -- 3.1%
   Sears Roebuck .............................         66,700          1,982,991
                                                                      ----------
TELEPHONES & TELECOMMUNICATION -- 8.2%
   AT&T ......................................         96,100          2,228,319
   Verizon Communications ....................         53,050          3,066,953
                                                                      ----------
                                                                       5,295,272
                                                                      ----------
   TOTAL COMMON STOCKS
      (Cost $69,730,913) .....................                        63,680,548
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           CHICAGO ASSET MANAGEMENT
                                                    VALUE/CONTRARIAN PORTFOLIO
                                                    OCTOBER 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT -- 1.1%

                                                                    Face
                                                                   Amount          Value
                                                                ------------    -----------
REPURCHASE AGREEMENT -- 1.1%
  Chase Securities, Inc. 6.35%, dated 10/31/00,
     due 11/01/00, to be repurchased at $706,125,
     collateralized by $528,811 of various
     U.S. Treasury Obligations, valued at
     $706,014 (Cost $706,000) ...............................   $   706,000     $   706,000
                                                                                -----------
  TOTAL INVESTMENTS -- 100.0%
     (Cost $70,436,913) (a) .................................                    64,386,548
                                                                                -----------
  OTHER ASSETS AND LIABILITIES, NET -- 0.0% .................                        31,415
                                                                                -----------
  TOTAL NET ASSETS -- 100.0% ................................                   $64,417,963
                                                                                ===========

 Cl  Class
(a) The cost for federal income tax purposes was $70,436,913. At October 31, 2000, net unrealized depreciation for all securities based on tax cost was $6,050,365. This consisted of aggregate gross unrealized appreciation for all securities of $5,053,711 and an aggregate gross unrealized depreciation for all securities of $11,104,076.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           CHICAGO ASSET MANAGEMENT
                                                    INTERMEDIATE BOND PORTFOLIO
                                                    OCTOBER 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
CORPORATE OBLIGATIONS -- 36.3%

                                                      Face
                                                     Amount             Value
                                                   ----------         ----------

AUTOMOTIVE -- 1.8%
   General Motors
      6.250%, 05/01/05 .......................     $  250,000         $  241,250
                                                                      ----------
BANKS -- 8.2%
   BankAmerica
      7.625%, 06/15/04 .......................        250,000            254,062
   Northern Trust
      6.500%, 05/01/03 .......................        250,000            247,812
   State Street Boston
      7.350%, 06/15/26 .......................        250,000            256,562
   SunTrust Banks
      6.000%, 02/15/26 .......................        275,000            258,156
   Wachovia
      6.625%, 11/15/06 .......................        100,000             96,875
                                                                      ----------
                                                                       1,113,467
                                                                      ----------
BEAUTY PRODUCTS -- 1.8%
   Procter & Gamble
      6.600%, 12/15/04 .......................        250,000            248,990
                                                                      ----------
CHEMICALS -- 1.8%
   E.I. DuPont de Nemours
      6.750%, 10/15/04 .......................        250,000            249,062
                                                                      ----------
FINANCIAL SERVICES -- 14.0%
   Associates of North America
      7.750%, 02/15/05 .......................        250,000            256,562
      6.500%, 10/15/02 .......................        150,000            149,625
   Ford Motor Credit
      5.125%, 10/15/01 .......................        250,000            245,937
   General Electric Capital Services
      7.500%, 05/15/05 .......................        250,000            255,625
      7.000%, 02/03/03 .......................        250,000            251,875
   General Motors Acceptance
      6.750%, 02/07/02 .......................        100,000             99,854

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           CHICAGO ASSET MANAGEMENT
                                                    INTERMEDIATE BOND PORTFOLIO
                                                    OCTOBER 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - continued

                                                      Face
                                                     Amount             Value
                                                   ----------         ----------
FINANCIAL SERVICES -- continued
   Heller Financial
      6.250%, 03/01/01 .......................     $  250,000         $  249,375
   Sears Roebuck Acceptance
      6.700%, 08/13/01 .......................        150,000            150,000
      6.160%, 12/04/00 .......................        250,000            249,915
                                                                      ----------
                                                                       1,908,768
                                                                      ----------
PETROLEUM REFINING -- 0.4%
   Exxon Capital
      6.625%, 08/15/02 .......................         59,000             59,074
                                                                      ----------
RETAIL -- 2.8%
   Wal-Mart Stores
      6.375%, 03/01/03 .......................        140,000            138,950
      6.150%, 08/10/01 .......................        250,000            249,063
                                                                      ----------
                                                                         388,013
                                                                      ----------
TELEPHONES & Telecommunications -- 1.9%
   Worldcom
      7.875%, 05/15/03 .......................        250,000            254,235
                                                                      ----------
UTILITIES -- 3.6%
   National Rural Utilities
      5.950%, 01/15/03 .......................        250,000            245,938
      5.140%, 10/22/01 .......................        250,000            246,250
                                                                      ----------
                                                                         492,188
                                                                      ----------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $4,945,375) ......................                         4,955,047
                                                                      ----------
 U.S. TREASURY OBLIGATIONS -- 39.1%
   U.S. Treasury Notes
      5.750%, 11/15/00 .......................        250,000            249,910
      7.500%, 11/15/01 .......................        250,000            252,920
      6.000%, 09/30/02 .......................        750,000            750,788
      5.250%, 08/15/03 .......................        750,000            737,588
      6.750%, 05/15/05 .......................        700,000            725,697
      5.625%, 02/15/06 .......................        450,000            445,991

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           CHICAGO ASSET MANAGEMENT
                                                    INTERMEDIATE BOND PORTFOLIO
                                                    OCTOBER 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS - continued

                                                            Face
                                                           Amount          Value
                                                         ----------     ----------
      5.625%, 05/15/08 .............................     $  500,000     $  492,900
      6.000%, 08/15/09 .............................        675,000        682,007
      5.750%, 08/15/10 .............................      1,000,000        999,060
                                                                        ----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $5,313,854) ............................                     5,336,861
                                                                        ----------
 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.9%
      7.000%, 02/15/03 .............................        250,000        252,813
                                                                        ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 11.4%
      5.420%, 01/23/01 .............................         50,000         49,883
      7.125%, 02/15/05 .............................        500,000        510,675
      5.250%, 01/15/09 .............................        250,000        227,415
      6.400%, 05/14/09 .............................        500,000        477,500
      6.375%, 06/15/09 .............................        300,000        293,478
                                                                        ----------
                                                                         1,558,951
                                                                        ----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $1,833,336) ............................                     1,811,764
                                                                        ----------
 U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 2.6%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.8%
      5.500%, 05/01/13 .............................        262,032        247,455
                                                                        ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.8%
      7.000%, 12/01/07 .............................        117,035        116,376
                                                                        ----------
   TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
      (Cost $378,578) ..............................                       363,831
                                                                        ----------
 FOREIGN GOVERNMENT SECURITY -- 1.8%
   Government of Canada
      6.375%, 11/30/04 (Cost $249,105) .............        250,000        248,438
                                                                        ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           CHICAGO ASSET MANAGEMENT
                                                    INTERMEDIATE BOND PORTFOLIO
                                                    OCTOBER 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITY -- 1.8%

                                                                       Face
                                                                      Amount          Value
                                                                   ------------    -----------
  Premier Auto Trust, Cl A4, Ser 2
     5.590%, 02/09/04 (Cost $249,931) ........................     $   250,000     $   245,400
                                                                                   -----------
SHORT-TERM INVESTMENT -- 3.5%

REPURCHASE AGREEMENT -- 3.5%
  Chase Securities, Inc. 6.35%, dated 10/31/00, due 11/01/00, to be repurchased at $473,083, collateralized by $354,288
     of various U.S. Treasury Obligations, valued at $473,009
     (Cost $473,000) .........................................         473,000         473,000
                                                                                   -----------
  TOTAL INVESTMENTS -- 98.4%
     (Cost $13,443,179) (a) ..................................                      13,434,341
                                                                                   -----------
  OTHER ASSETS AND LIABILITIES, NET -- 1.6% ..................                         217,847
                                                                                   -----------
  TOTAL NET ASSETS -- 100.0% .................................                     $13,652,188
                                                                                   ===========

Cl  Class
Ser Series
(a) The cost for federal income tax purposes was $13,443,179. At October 31, 2000, net unrealized depreciation for all securities based on tax cost was $8,838. This consisted of aggregate gross unrealized appreciation for all securities of $98,397 and an aggregate gross unrealized depreciation for all securities of $107,235.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           CHICAGO ASSET MANAGEMENT
                                                    INTERMEDIATE BOND PORTFOLIO
                                                    OCTOBER 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                                 Chicago Asset   Chicago Asset
                                                   Management      Management
                                                      Value/      Intermediate
                                                   Contrarian         Bond
                                                    Portfolio       Portfolio
                                                  -------------   -------------
Assets
Investments, at Cost .........................    $ 70,436,913     $ 13,443,179
                                                  ============     ============
Investments, at Value -- Note A ..............    $ 64,386,548     $ 13,434,341
Cash .........................................              --              413
Receivable for Investments Sold ..............         432,791               --
Dividends Receivable .........................          90,292               --
Interest Receivable ..........................              --          236,048
Receivable from Advisor -- Note B ............              --            3,058
Receivable for Portfolio Shares Sold .........              --              661
Other Assets .................................          55,015               --
                                                  ------------     ------------
Total Assets .................................      64,964,646       13,674,521
                                                  ------------     ------------
Liabilities
Payable for Investments Purchased ............         283,383               --
Payable to Custodian Bank -- Note D ..........         199,789               --
Payable for Investment Advisory Fees -- Note B          32,607               --
Payable for Administrative Fees -- Note C ....          11,508            6,610
Payable for Custodian Fees -- Note D .........           4,938            2,750
Other Liabilities ............................          14,458           12,973
                                                  ------------     ------------
   Total Liabilities .........................         546,683           22,333
                                                  ------------     ------------
Net Assets ...................................    $ 64,417,963     $ 13,652,188
                                                  ============     ============
Net Assets Consist of:
Paid in Capital ..............................      65,529,695       13,757,926
Undistributed Net Investment Income ..........          15,706           67,039
Accumulated Net Realized Gain (Loss) .........       4,922,927         (163,939)
Unrealized Depreciation ......................      (6,050,365)          (8,838)
                                                  ------------     ------------
Net Assets ...................................    $ 64,417,963     $ 13,652,188
                                                  ============     ============
Institutional Class Shares
Shares Issued and Outstanding
   (unlimited authorization, no par value) ...       4,552,733        1,332,614

Net Asset Value, Offering and Redemption
   Price Per Share ...........................          $14.15           $10.24
                                                        ======           ======

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     CHICAGO ASSET MANAGEMENT COMPANY
                                              PORTFOLIOS FOR THE SIX MONTHS
                                              ENDED OCTOBER 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                       Chicago Asset         Chicago Asset
                                                         Management            Management
                                                           Value/             Intermediate
                                                         Contrarian               Bond
                                                          Portfolio             Portfolio
                                                      -----------------      ---------------
Investment Income
Dividends ..........................................     $   925,012           $        --
Interest ...........................................          23,416               436,918
                                                         -----------           -----------
   Total Income ....................................         948,428               436,918
                                                         -----------           -----------
Expenses
Investment Advisory Fees -- Note B .................         201,215                32,390
Administrative Fees -- Note C ......................          68,633                43,029
Shareholder Servicing Fees -- Note G ...............          34,896                   127
Printing Fees ......................................          10,396                 6,615
Filing and Registration Fees .......................          10,212                 9,364
Audit Fees .........................................           6,939                 6,917
Custodian Fees -- Note D ...........................           3,404                 2,313
Trustees' Fees -- Note F ...........................           1,295                 1,190
Legal Fees .........................................           1,266                   524
Other Expenses .....................................           2,019                 2,930
Investment Advisory Fees Waived -- Note B ..........              --               (32,390)
Expenses Assumed by the Adviser -- Note B ..........              --               (18,940)
                                                         -----------           -----------
   Net Expenses Before Expense Offset ..............         340,275                54,069
                                                         -----------           -----------
Expense Offset-- Note A ............................            (285)                  (85)
                                                         -----------           -----------
   Net Expenses After Expense Offset ...............         339,990                53,984
                                                         -----------           -----------
Net Investment Income ..............................         608,438               382,934
                                                         -----------           -----------
Net Realized Gain (Loss) on Investments ............       3,482,479              (125,111)
Net Change in Unrealized Appreciation (Depreciation)
   on Investments ..................................      (4,276,219)              377,543
                                                         -----------           -----------
Net Gain (Loss) on Investments .....................        (793,740)              252,432
                                                         -----------           -----------
Net Increase (Decrease) in Net Assets Resulting from
   Operations ......................................     $  (185,302)          $   635,366
                                                         ===========           ===========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                        Six Months
                                                                          Ended          Year Ended
                                                                    October 31, 2000       April 30,
                                                                       (Unaudited)           2000
                                                                    -----------------  ---------------
Increase (Decrease) In Net Assets
Operations:
   Net Investment Income .........................................     $    608,438      $    478,896
   Net Realized Gain .............................................        3,482,479         3,514,103
   Net Change in Unrealized Appreciation (Depreciation) ..........       (4,276,219)       (6,806,979)
                                                                       ------------      ------------
   Net Decrease in Net Assets
     Resulting from Operations ...................................         (185,302)       (2,813,980)
                                                                       ------------      ------------
Distributions:
   Net Investment Income .........................................         (592,732)         (491,532)
   In Excess of Net Investment Income ............................               --            (8,541)
   Net Realized Gain .............................................               --        (3,769,125)
                                                                       ------------      ------------
   Total Distributions ...........................................         (592,732)       (4,269,198)
                                                                       ------------      ------------
Capital Share Transactions (1):
   Issued ........................................................        5,049,074        50,271,001
   In Lieu of Cash Distributions .................................          592,710         4,268,837
   Redeemed ......................................................       (5,287,978)       (9,466,878)
                                                                       ------------      ------------
   Net Increase from Capital Share Transactions ..................          353,806        45,072,960
                                                                       ------------      ------------
     Total Increase (Decrease) ...................................         (424,228)       37,989,782
                                                                       ------------      ------------
Net Assets:
   Beginning of Period ...........................................       64,842,191        26,852,409
                                                                       ------------      ------------
   End of Period (including undistributed net investment income of
     $15,706 and $0, respectively) ...............................     $ 64,417,963      $ 64,842,191
                                                                       ============      ============
(1) Shares Issued and Redeemed:
   Issued ........................................................          367,159         3,328,094
   In Lieu of Cash Distributions .................................           43,374           305,313
   Redeemed ......................................................         (378,033)         (645,041)
                                                                       ------------      ------------
   Net Increase from Shares Issued and Redeemed ..................           32,500         2,988,366
                                                                       ============      ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            CHICAGO ASSET MANAGEMENT
                                                     INTERMEDIATE BOND PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                         Six Months
                                                                           Ended         Year Ended
                                                                     October 31, 2000     April 30,
                                                                        (Unaudited)         2000
                                                                     ----------------  ---------------
Increase (Decrease) In Net Assets
Operations:
   Net Investment Income .........................................     $    382,934      $    765,582
   Net Realized Loss .............................................         (125,111)          (39,193)
   Net Change in Unrealized Appreciation (Depreciation) ..........          377,543          (546,064)
                                                                       ------------      ------------
   Net Increase in Net Assets Resulting from Operations ..........          635,366           180,325
                                                                       ------------      ------------
Distributions:
   Net Investment Income .........................................         (379,141)         (782,549)
   Net Realized Gain .............................................               --           (15,930)
                                                                       ------------      ------------
   Total Distributions ...........................................         (379,141)         (798,479)
                                                                       ------------      ------------
Capital Share Transactions (1):
   Issued ........................................................           14,203         1,644,182
   In Lieu of Cash Distributions .................................          379,140           798,478
   Redeemed ......................................................         (174,266)       (2,189,660)
                                                                       ------------      ------------
   Net Increase from Capital Share Transactions ..................          219,077           253,000
                                                                       ------------      ------------
     Total Increase (Decrease) ...................................          475,302          (365,154)
                                                                       ------------      ------------
Net Assets:
   Beginning of Period ...........................................       13,176,886        13,542,040
                                                                       ------------      ------------
   End of Period (including undistributed net investment income of
     $67,039 and $63,246, respectively) ..........................     $ 13,652,188      $ 13,176,886
                                                                       ============      ============
(1) Shares Issued and Redeemed:
   Issued ........................................................            1,398           161,220
   In Lieu of Cash Distributions .................................           37,428            78,744
   Redeemed ......................................................          (17,020)         (217,050)
                                                                       ------------      ------------
   Net Increase from Shares Issued and Redeemed ..................           21,806            22,914
                                                                       ============      ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                           Selected Per Share Data & Ratios
                                                             For a Share Outstanding Throughout Each Period

                                 Six Months
                                   Ended
                                 October 31,                       Years Ended April 30,
                                    2000       ------------------------------------------------------------
                                 Unaudited        2000        1999         1998         1997         1996
                              --------------   --------     --------     --------     --------     --------
Net Asset Value,
   Beginning of Period .....     $  14.34      $  17.53     $  15.96     $  13.07     $  13.67     $  11.14
                                 --------      --------     --------     --------     --------     --------
Income From Investment
   Operations
Net Investment Income ......         0.13          0.17         0.15         0.17         0.18         0.19
Net Realized and
   Unrealized Gain (Loss) ..        (0.19)        (2.02)        2.98         3.84         0.30         2.86
                                 --------      --------     --------     --------     --------     --------
Total from Investment
   Operations ..............        (0.06)        (1.85)        3.13         4.01         0.48         3.05
                                 --------      --------     --------     --------     --------     --------
Distributions
Net Investment Income ......        (0.13)        (0.17)       (0.16)       (0.18)       (0.24)       (0.23)
In Excess of Net
   Investment Income .......           --         (0.01)          --           --           --           --
Net Realized Gain ..........           --         (1.16)       (1.40)       (0.94)       (0.84)       (0.29)
                                 --------      --------     --------     --------     --------     --------
Total Distributions ........        (0.13)        (1.34)       (1.56)       (1.12)       (1.08)       (0.52)
                                 --------      --------     --------     --------     --------     --------
Net Asset Value, End of
   Period ..................     $  14.15      $  14.34     $  17.53     $  15.96     $  13.07     $  13.67
                                 ========      ========     ========     ========     ========     ========
Total Return ...............        (0.44)%*     (10.24)%+     21.68%+      31.71%+       3.72%+      28.00%+
                                 ========      ========     ========     ========     ========     ========
Ratios and Supplemental Data
Net Assets, End of Period
   (Thousands) .............     $ 64,418      $ 64,842     $ 26,852     $ 22,552     $ 13,804     $    892
Ratio of Expenses to Average
   Net Assets ..............         1.05%*        1.19%        0.99%        0.95%        0.95%        1.06%
Ratio of Net Investment
   Income to Average
   Net Assets ..............         1.88%*        1.32%        0.97%        1.16%        1.89%        1.51%
Portfolio Turnover Rate ....           27%           48%          39%          55%          21%          33%

 * Annualized
** Not Annualized
 + Total return would have been lower had certain fees not been waived and expenses assumed by the advisor during the periods indicated.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            CHICAGO ASSET MANAGEMENT
                                                     INTERMEDIATE BOND PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                Six Months
                                  Ended
                                October 31,                      Years Ended April 30,
                                   2000        --------------------------------------------------------
                                Unaudited        2000        1999        1998        1997        1996
                              -------------    --------    --------    --------    --------    --------
Net Asset Value,
   Beginning of Period .....     $  10.05      $  10.51    $  10.54    $  10.30    $  10.39    $  10.33
                                 --------      --------    --------    --------    --------    --------
Income From Investment
   Operations
Net Investment Income ......         0.29          0.55        0.56        0.57        0.61        0.64
Net Realized and
   Unrealized Gain (Loss) ..         0.19         (0.44)       0.04        0.24       (0.05)       0.14++
                                 --------      --------    --------    --------    --------    --------
Total from Investment
   Operations ..............         0.48          0.11        0.60        0.81        0.56        0.78
                                 --------      --------    --------    --------    --------    --------
Distributions
Net Investment Income ......        (0.29)        (0.56)      (0.57)      (0.57)      (0.62)      (0.64)
Net Realized Gain ..........           --         (0.01)      (0.06)         --       (0.03)      (0.08)
                                 --------      --------    --------    --------    --------    --------
Total Distributions ........        (0.29)        (0.57)      (0.63)      (0.57)      (0.65)      (0.72)
                                 --------      --------    --------    --------    --------    --------
Net Asset Value, End of
   Period ..................     $  10.24      $  10.05    $  10.51    $  10.54    $  10.30    $  10.39
                                 ========      ========    ========    ========    ========    ========
Total Return+ ..............         4.82%**       1.16%       5.72%       8.08%       5.53%       7.62%
                                 ========      ========    ========    ========    ========    ========
Ratios and Supplemental Data
Net Assets, End of Period
   (Thousands) .............     $ 13,652      $ 13,177    $ 13,542    $ 13,261    $ 10,044    $  7,981
Ratio of Expenses to Average
   Net Assets ..............         0.80%*        0.81%       0.80%       0.80%       0.80%       0.84%
Ratio of Net Investment
   Income to Average
   Net Assets ..............         5.66%*        5.46%       5.29%       5.64%       5.88%       6.17%
Portfolio Turnover Rate ....           45%           61%         48%         40%         31%         24%

 *  Annualized
**  Not Annualized
 + Total return would have been lower had certain fees not been waived and expenses assumed by the adviser during the periods indicated.
++ The amount shown for a share outstanding throughout the year does not accord with the aggregate net losses on investments for that year because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                        COMPANY PORTFOLIOS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited)

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Chicago Asset Management Value/Contrarian Portfolio and Chicago Asset Management Intermediate Bond Portfolio (collectively the "Portfolios"), portfolios of UAM Funds Trust, are diversified, open-end management investment companies. At October 31, 2000, the UAM Funds were comprised of 49 active portfolios. The information presented in the financial statements pertains only to the Portfolios. The objective of the Chicago Asset Management Value/Contrarian Portfolio is to provide capital appreciation by investing primarily in the common stock of large companies. The objective of the Chicago Asset Management Intermediate Bond Portfolio is to provide a high level of current income consistent with moderate interest rate exposure by investing primarily in investment grade bonds with an average weighted maturity between 3 and 10 years.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolios in the preparation of their financial statements. Accounting principles generally accepted in the United States of America may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

         1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Fixed income securities are stated on the basis of valuations provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Trustees.

UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                        COMPANY PORTFOLIOS
--------------------------------------------------------------------------------

         2. Federal Income Taxes: It is each Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

         3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolios' custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
         Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.
         4. Distributions to Shareholders: Each Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.
         The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.
         Permanent book-tax differences are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.
         5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method.

UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                        COMPANY PORTFOLIOS
--------------------------------------------------------------------------------

     Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the scientific interest method, which approximates the effective interest method. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolios are shown gross of expense offsets, if any, for custodian balance credits.

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Chicago Asset Management Company (the "Adviser"), a subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolios at a fee calculated at an annual rate of average daily net assets, as follows:

Chicago Asset Management Company Portfolios                              Rate
-------------------------------------------                              ----

Value/Contrarian ....................................................   0.625%
Intermediate Bond ...................................................   0.480%

     Until further notice, the Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolios' total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.25% and 0.80% of average daily net assets, respectively. On September 25, 2000 United Asset Management was acquired by Old Mutual, plc.

     C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolios under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into separate Service Agreements with SEI Investments Mutual Funds Services ("SEI"), a wholly-owned subsidiary of SEI Investments Company, DST Systems, Inc., ("DST") and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the Portfolio.

     Pursuant to the Agreement, the Value/Contrarian and Intermediate Bond Portfolios pay the Administrator 0.093% and 0.073% respectively per annum of the average daily net assets of each of the Portfolios, an annual base fee of $72,500 per portfolio, and a fee based on the number of active shareholder accounts.

UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                        COMPANY PORTFOLIOS
--------------------------------------------------------------------------------

     For the six months ended October 31, 2000, UAM Funds Services, Inc. earned the following amounts from each Portfolio as Administrator and paid the following to SEI, DST and UAMSSC for its services:

Chicago Asset Management     Administration    Portion Paid    Portion Paid    Portion Paid
   Company Portfolios             Fees            to SEI          to DST         to UAMSSC
------------------------    ---------------    ------------    ------------    ------------
Value/Contrarian ..........     $68,633         $ 27,302          $4,291           $6,928
Intermediate Bond .........      43,029           19,668           4,054            6,576

     D. Custodian: The Chase Manhattan Bank is custodian for the Portfolios' assets held in accordance with the custodian agreement.

     E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolios. The Distributor does not receive any fee or other compensation with respect to the Portfolios.

     F. Trustees' Fees: Each Trustee, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Trustee meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds.

     G. Shareholder Servicing Fees: Certain brokers, dealers, trust companies and other financial representatives receive compensation from the UAM Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the UAM Funds that are serviced by the financial representative.

     H. Purchases and Sales: For the six months ended October 31, 2000, the Portfolios' purchases and sales of investment securities other than long-term U.S. Government and agency securities and short-term securities were:

Chicago Asset Management Company Portfolios           Purchases         Sales
-------------------------------------------          -----------     -----------
Value/Contrarian ................................    $17,802,491     $17,032,143
Intermediate Bond ...............................        980,533       4,577,360

     Purchases and sales of long-term U.S. Government securities were $4,622,061 and $1,159,053 respectively, for Chicago Asset Management Intermediate Bond Portfolio. There were no purchases and sales of long-term U.S. Government securities for Chicago Asset Management Value/Contrarian Portfolio.

UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                        COMPANY PORTFOLIOS
--------------------------------------------------------------------------------

     I. Line of Credit: The Portfolios, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, is accrued by each participating Portfolio based on its average daily unused portion of the line of credit. During the six months ended October 31, 2000, the Chicago Asset Management Value/ Contrarian Portfolio and the Chicago Asset Management Intermediate Bond Portfolio had no borrowings under the agreement.

     J. Other: At October 31, 2000, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Portfolio was as follows:

                                                      No. of             %
Chicago Asset Management Company Portfolios        Shareholders      Ownership
-------------------------------------------        ------------      ---------

Value/Contrarian ............................           4               81%
Intermediate Bond ...........................           1               97%

     At April 30, 2000, the Chicago Asset Management Intermediate Bond Portfolio had available a capital loss carryover for federal income tax purposes of approximately $5,115 which will expire on April 30, 2008.

     At April 30, 2000, the Chicago Asset Management Intermediate Bond Portfolio has elected to defer $33,714 of post-October capital losses for income tax purposes. These losses will be available to offset realized capital gains for the fiscal year ending April 30, 2001.

                                     NOTES

                                     NOTES

UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                        COMPANY PORTFOLIOS
--------------------------------------------------------------------------------

Officers and Trustees

James F. Orr, III                              William H. Park
Trustee, President and Chairman                Vice President

John T. Bennett, Jr.                           Gary L. French
Trustee                                        Treasurer

Nancy J. Dunn                                  Robert J. Della Croce
Trustee                                        Assistant Treasurer

Philip D. English                              Linda T. Gibson, Esq.
Trustee                                        Secretary

William A. Humenuk                             Martin J. Wolin, Esq.
Trustee                                        Assistant Secretary

James P. Pappas                                Theresa DelVecchio
Vice President                                 Assistant Secretary

--------------------------------------------------------------------------------

UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Chicago Asset Management Company
70 West Madison Street, 56th Floor
Chicago, IL 60602

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110

                                                  ------------------------------
                                                  This report has been prepared
                                                  for shareholders and may be
                                                  distributed to others only if
                                                  preceded or accompanied by a
                                                  current prospectus.
                                                  ------------------------------

                                                                  [LOGO OF UAM]

Supplement dated October 27, 2000, to the Annual Report of the Financials for the *** Portfolio.

    The Annual Report is hereby supplemented to reflect the following:

    On October 27, 2000, there was a Special Meeting of Shareholders of the Fund, at which the shareholders of the Portfolio voted on the listed proposals. The following were the results of the vote:

                                                       For:    Against: Abstain:
                                                    ---------- -------- --------
1.To elect the Trustees/Directors.
  01) John T. Bennett, Jr.......................... 19,010,168   --     451,579
  02) Nancy J. Dunn................................ 19,032,354   --     429,393
  03) William A. Humenuk........................... 19,032,469   --     429,278
  04) Philip D. English............................ 19,032,469   --     429,278
  05) James F. Orr, III............................ 19,030,371   --     431,371

2.To approve the proposed change of the investment objective of the Fund from fundamental to non-fundamental.

3.To approve the proposed changes to the Fund's fundamental investment restrictions.

  a) Diversification of Investments:...............
  b) Borrowing:....................................
  c) Issuing of Senior Securities:.................
  d) Underwriting:.................................
  e) Industry Concentration:.......................
  f) Investment in Real Estate:....................
  g) Commodities:..................................
  h) Lending:......................................
  i) Illiquid Securities:..........................
  j) Control or Management:........................
  k) Unseasoned Issuers:...........................
  l) Borrowing exceeding 5%:.......................
  m) Pledging:.....................................
  n) Margin Purchases and Short Sales:.............

                                                         For: Against: Abstain:
                                                         ---- -------- --------
  o) Directors' Ownership of Shares:....................
  p) Interest in Oil, Gas or Other Mineral Exploration
     or Development Programs:...........................
  q) Futures and Options:...............................

4.To ratify the selection of PricewaterhouseCoopers LLP as the independent auditors.

5.To approve an Interim Investment Advisory Agreement between each Fund and its investment adviser.

6.To approve an Investment Advisory Agreement between the Fund and its investment adviser, subject to completion of the merger between United Asset Management Corporation and Old Mutual Plc.